SEMI ANNUAL REPORT

                                FEBRUARY 28, 1998


                                TEMPLETON GLOBAL
                                REAL ESTATE FUND

[FRANKLIN TEMPLETON LOGO]

PAGE
[FRANKLIN TEMPLETON CELEBRATING OVER 50 YEARS LOGO]




Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective, and to expect that mixed in with the good years can be some bad years. It's important to remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

In 1992, Sir John Templeton retired after a 50-year career of helping investors manage their money. Currently he devotes all of his time and efforts to the John Templeton Foundation. A major portion of his assets remain invested in the Templeton funds, which are managed by many of the investment professionals he selected and trained.


[PHOTO OF JEFFERY A. EVERETT APPEARS HERE]

JEFFREY A. EVERETT
Portfolio Manager
Templeton Global Real Estate Fund

PAGE


SHAREHOLDER LETTER

Your Fund's Objective: Templeton Global Real Estate Fund seeks long-term capital growth, with current income as a secondary objective, by investing primarily in securities of issuers throughout the world which are principally engaged in or related to the real estate industry or which own significant real estate assets.


Dear Shareholder:

We are pleased to bring you the semi-annual report of Templeton Global Real Estate Fund for the six months ended February 28, 1998. A strong performance by our U.S. holdings during this period helped to offset the damage inflicted on our Hong Kong stocks by the Asian currency crisis, and the Fund's Class I shares produced a six-month total return of 0.61%, as discussed in the Performance Summary on page 5.

Although the Asian crisis caused investor concern about the overall valuation of the U.S. market, domestic real estate stocks remained popular due to their reputation for providing relative safety during market declines. During the reporting period, we maintained slightly over 50% of the Fund's total net assets in


You may find a complete listing of the Fund's portfolio holdings, including the number of shares and dollar value, beginning on page 11 of this report.


CONTENTS


Shareholder Letter ........   1

Performance Summary
   Class I ................   5
   Class II ...............   7

Financial Highlights &
Statement of Investments ..   9

Financial Statements ......  15

Notes to Financial
Statements ................  18


[FUND CATEGORY PYRAMID]


PAGE


GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets
2/28/98


United States     50.6%
Europe            16.9%
Asia              16.0%
Canada             6.8%
Latin America      5.3%
Other              3.2%
Short-Term
Investments &
Other Net Assets   1.2%

U.S. stocks, about two-thirds of which were Real Estate Investment Trusts (REITs).(1) Several of these holdings helped steady the Fund's performance throughout the market's volatility. For example, Crescent Real Estate Equities Co., an owner and developer of properties in Texas and Colorado, and Engle Homes Inc., a home builder in several Sun Belt states, were very successful at growing their portfolios with low costs and high profits. Before the end of the period, we sold our position in Engle Homes at a profit.

Shortly before the period began, we initiated a position in Boston Properties Inc., a REIT developing office properties in Boston, New York and Washington, D.C. Its experienced management enabled the company to make several significantly discounted acquisitions of prime office complexes such as the Prudential Center in Boston. We believe their strategy of redeveloping existing buildings in prime locations is preferable to acquiring land for the subsequent development of new buildings.

The Asian crisis sent property stocks plummeting throughout the region, particularly in Hong Kong, where developers had benefited from an extreme imbalance between the unceasing demand for residential housing and a highly restricted supply. As the crisis caused the availability of mortgage financing to virtually disappear, property sales dried up, values sank, and prices of some Hong Kong development companies fell more than 50% during October 1997. In response, the Hong Kong government attempted to restore liquidity to the market by creating a mortgage interest deduction that effectively reduced residential mortgage rates by three percentage points. Believing this could help the strongest developers remain profitable, we sought to take






(1). A REIT is a company that owns and manages large real estate investments, providing investors with potential benefits from owning real estate on a scale that most individuals could not achieve.


2

PAGE


advantage of devastated share prices by increasing our exposure to Cheung Kong Holdings Ltd. and New World Development Co. Ltd., two of Hong Kong's largest developers.

Compared with Asia's turbulence, the European market seemed quiet. But it is rapidly expanding as real estate developers and owners make stock offerings in an effort to take advantage of foreign and local interest. In France, representing 4.9% of the Fund's total net assets, rents for new and refurbished buildings have begun to recover from their lows. If the French economy continues to improve, our investments there could benefit.

Looking forward, proposed legislation to restrict the scope of approved activities may impact the profitability of REITs in the United States. However, we expect to remain selective purchasers of REITs whenever we find them at what we consider bargain prices. We will also monitor closely the possible emergence of publicly traded real estate assets in Latin America, Eastern Europe and Russia. If the stock markets of these nations continue to develop and become more liquid, we may see the U.S.-style securitization of real estate assets. If this happens, we intend to participate.

Of course, investing in emerging markets involves special considerations, which may include risks related to market and currency volatility, adverse social, economic and political developments and their relatively small size and lesser liquidity. Since the Fund concentrates on the real estate industry, its share price may be more volatile than those of more broadly diversified investments. These special risks and other considerations are discussed in the Fund's prospectus.

This discussion reflects the strategies we employed for the Fund during the six months under review, and includes our opinions as of


TOP 10 HOLDINGS
2/28/98

COMPANY                    % OF TOTAL
INDUSTRY, COUNTRY          NET ASSETS
-------------------------------------

Revenue Property Ltd.
Real Estate, Canada              5.1%

Cheung Kong Holdings Ltd.
Multi-Industry, Hong Kong        5.0%

Equity Residential
Properties Trust
Real Estate, U. S.               3.9%

Rouse Co.
Real Estate, U. S.               3.5%

LTC Properties Inc.
Real Estate, U. S.               3.1%

Weeks Corp.
Real Estate, U. S.               3.0%

Highwoods
Properties Inc., REIT
Real Estate, U.S.                3.0%

Security Capital
Pacific Trust, SBI
Real Estate, U. S.               2.7%

CBL & Associates
Properties Inc.
Real Estate, U. S.               2.7%

Crescent Real
Estate Equities Co.
Real Estate, U. S.               2.6%



                                                                               3

PAGE


the close of the period. Because economic and market conditions are constantly changing, our strategies and our evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. All figures shown are as of February 28, 1998, and the Fund's holdings can be expected to change with market developments and management of the portfolio. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing the securities we purchase or sell for the Fund.

We thank you for your participation in Templeton Global Real Estate Fund and look forward to serving you in the future. Please feel free to contact us with any questions or comments you may have.

Sincerely,



/s/ Jeffrey A. Everett
-----------------------
Jeffery A. Everett, CFA
Portfolio Manager
Templeton Global Real Estate Fund


4

PAGE


PERFORMANCE SUMMARY



CLASS I

Templeton Global Real Estate Fund - Class I produced a 0.61% cumulative total return for the six-month period ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include the initial sales charge. While we expect market volatility in the short term, we have always maintained a long-term perspective when managing the Fund, and we encourage shareholders to view their investments in a similar manner. As you can see from the table on page 6, the Fund's Class I shares delivered a cumulative total return of more than 108% since inception on September 12, 1989.

During the reporting period, the Fund's share price, as measured by net asset value, decreased $0.37, from $16.33 on August 31, 1997 to $15.96 on February 28, 1998. Shareholders received per-share distributions of 33 cents ($0.33) in dividend income and 13 cents ($0.13) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the Fund's portfolio, as well as the level of the Fund's operating expenses.


Past performance is not predictive of future results.



                                                                               5

PAGE


CLASS I
Periods Ended 2/28/98

                                                                  SINCE
                                                                INCEPTION
                                             1-YEAR    5-YEAR   (9/12/89)
-------------------------------------------------------------------------
Cumulative Total Return(1)                     7.31%    59.11%   108.53%
Average Annual Total Return(2)                 1.17%     8.44%     8.31%
Value of $10,000 Investment(3)              $10,117   $14,997   $19,654

                           2/28/94  2/28/95  2/28/96  2/28/97  2/28/98
-----------------------------------------------------------------------
One-Year Total Return(4)    27.17%  -12.10%   11.79%   18.66%   7.31%



(1). Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge. See Note below.

(2). Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the current, maximum 5.75% initial sales charge. See Note below.

(3). These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods, and include the current, maximum 5.75% initial sales charge. See Note below.

(4). One-year total return represents the change in value of an investment over the one-year periods ended on the indicated dates, and does not include the sales charge.

Note: Total returns have been restated to reflect the current maximum 5.75% initial sales charge. Prior to July 1, 1992, the Fund's Class I shares were offered at a higher initial sales charge. Thus, actual total returns would have been lower. On January 1, 1993, the Fund's Class I shares implemented a Rule 12b-1 plan, which affects subsequent performance.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.




Past performance is not predictive of future results.


6

PAGE


CLASS II

Templeton Global Real Estate Fund - Class II produced a cumulative total return of 0.14% for the six months ended February 28, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains, if any, and does not include sales charges.

During the reporting period, the Fund's share price, as measured by net asset value, decreased $0.33, from $16.16 on August 31, 1997, to $15.83 on February 28, 1998. Shareholders received per-share distributions of 21.48 cents ($0.2148) in dividend income and 13 cents ($0.13) in long-term capital gains. Distributions will vary depending on income earned by the Fund and any profits realized from the sale of securities in the Fund's portfolio, as well as the level of the Fund's operating expenses.



Past performance is not predictive of future results.



                                                                               7

PAGE


CLASS II
Periods Ended 2/28/98

                                                                 SINCE
                                                               INCEPTION
                                                      1-YEAR   (5/1/95)
------------------------------------------------------------------------
Cumulative Total Return(1)                             6.32%    39.12%
Average Annual Total Return(2)                         4.29%    11.98%
Value of $10,000 Investment(3)                       $10,429   $13,777

                                                     2/28/97    2/28/98
-----------------------------------------------------------------------
One-Year Total Return(4)                              17.87%     6.32%



(1). Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

(2). Average annual total return represents the average annual change in value of an investment over the indicated periods, and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge applicable to shares redeemed within the first 18 months of investment.

(3). These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods, and include all sales charges.

(4). One-year total return represents the change in value of an investment over the one-year periods ended on the indicated dates, and does not include sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. Investment return and principal value will fluctuate with market conditions, currency volatility and the economic, social, and political climates of countries where investments are made. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.


8



PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Highlights

                                                  SIX MONTHS
                                                     ENDED                           YEAR ENDED AUGUST 31,
                                               FEBRUARY 28, 1998    -------------------------------------------------------
                                                  (UNAUDITED)         1997        1996        1995        1994       1993
                                               ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS I
(For a share outstanding throughout the
period)
Net asset value, beginning of period.......          $16.33           $13.78      $13.20      $13.66      $12.66     $10.40
                                               ----------------------------------------------------------------------------
Income from investment operations:
 Net investment income.....................             .14              .39         .31         .39         .22        .25
 Net realized and unrealized gain (loss)...            (.05)            2.58         .64        (.64)       1.00       2.36
                                               ----------------------------------------------------------------------------
Total from investment operations...........             .09             2.97         .95        (.25)       1.22       2.61
                                               ----------------------------------------------------------------------------
Less distributions from:
 Net investment income.....................            (.33)            (.42)       (.37)       (.21)       (.22)      (.35)
 Net realized gains........................            (.13)              --          --          --          --         --
                                               ----------------------------------------------------------------------------
Total distributions........................            (.46)            (.42)       (.37)       (.21)       (.22)      (.35)
                                               ----------------------------------------------------------------------------
Net asset value, end of period.............          $15.96           $16.33      $13.78      $13.20      $13.66     $12.66
                                               ============================================================================
Total Return*..............................            .61%           22.06%       7.48%     (1.74)%       9.69%     25.94%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)..........        $140,886         $151,777    $125,875    $130,149    $131,544    $61,820
Ratios to average net assets:
 Expenses..................................           1.48%**          1.45%       1.51%       1.55%       1.58%      1.68%
 Net investment income.....................           1.72%**          2.55%       2.73%       3.05%       1.97%      2.60%
Portfolio turnover rate....................          16.68%           24.03%      20.07%      38.69%      32.34%     19.74%
Average commission rate paid***............          $.0042           $.0053      $.0418          --          --         --

*Total return does not reflect sales commissions and is not annualized. **Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
                                                                               9

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Highlights (continued)

                                                                   SIX MONTHS
                                                                      ENDED            YEAR ENDED AUGUST 31,
                                                                FEBRUARY 28,1998     --------------------------
                                                                   (UNAUDITED)        1997      1996     1995+
                                                                -----------------------------------------------
PER SHARE OPERATING PERFORMANCE - CLASS II
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $16.16          $13.67    $13.17    $12.25
                                                                -----------------------------------------------
Income from investment operations:
 Net investment income......................................            .07             .31       .33       .03
 Net realized and unrealized gain (loss)....................           (.06)           2.52       .52       .89
                                                                -----------------------------------------------
Total from investment operations............................            .01            2.83       .85       .92
                                                                -----------------------------------------------
Less distributions from:
 Net investment income......................................           (.21)           (.34)     (.35)       --
 Net realized gains.........................................           (.13)             --        --        --
                                                                -----------------------------------------------
Total distributions.........................................           (.34)           (.34)     (.35)       --
                                                                -----------------------------------------------
Net asset value, end of period..............................         $15.83          $16.16    $13.67    $13.17
                                                                ===============================================
Total Return*...............................................           .14%          21.12%     6.69%     7.51%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................         $8,667          $8,917    $5,275    $1,823
Ratios to average net assets:
 Expenses...................................................          2.23%**         2.20%     2.26%     2.26%**
 Net investment income......................................           .97%**         1.74%     2.20%     1.71%**
Portfolio turnover rate.....................................         16.68%          24.03%    20.07%    38.69%
Average commission rate paid***.............................         $.0042          $.0053    $.0418        --

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
***Relates to purchases and sales of equity securities. Prior to fiscal year 1996 disclosure of average commission rate was not required.
+For the period May 1, 1995 (effective date) to August 31, 1995.

10                       See Notes to Financial Statements.


PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED)

                                                                 COUNTRY         SHARES          VALUE
                                                                 -------------------------------------
COMMON STOCKS 92.2%
BANKING 2.8%
Banque Nationale de Paris BNP...............................      France           30,646     $  1,854,432
HSBC Holdings Plc. .........................................    Hong Kong          35,324        1,021,967
National Australia Cap Sec Plc. ............................    Australia           3,400           96,475
National Westminster Bank Plc. .............................  United Kingdom       65,000        1,198,845
PT Lippo Bank, fgn. ........................................    Indonesia          12,500            1,082
*Shinhan Bank Co. Ltd. .....................................   South Korea          7,224           34,373
                                                                                              ------------
                                                                                                 4,207,174
                                                                                              ------------
BUILDING MATERIALS & COMPONENTS 1.6%
Suez Cement Co. ............................................      Egypt            88,000        1,772,286
Unione Cementi Marchino Emiliane (Unicem), di Risp..........      Italy           139,580          702,097
                                                                                              ------------
                                                                                                 2,474,383
                                                                                              ------------
BUSINESS & PUBLIC SERVICES .9%
+Horizon Group Inc. ........................................  United States       107,520        1,290,240
                                                                                              ------------
CONSTRUCTION & HOUSING 2.6%
*Crossmann Communities Inc. ................................  United States         4,500          117,000
Daito Trust Construction Co. Ltd. ..........................      Japan           191,600        1,701,761
++*Sundance Homes Inc. .....................................  United States       690,000        1,725,000
Toda Corp. .................................................      Japan            70,000          340,841
                                                                                              ------------
                                                                                                 3,884,602
                                                                                              ------------
DATA PROCESSING & REPRODUCTION .8%
Rank Group Plc. ............................................  United Kingdom      224,500        1,235,345
                                                                                              ------------
ENERGY SOURCES 2.4%
Petron Corporation..........................................   Philippines      1,426,000          211,525
Societe Elf Aquitaine SA....................................      France           10,317        1,175,644
Valero Energy Corp., new....................................  United States        60,700        2,154,850
                                                                                              ------------
                                                                                                 3,542,019
                                                                                              ------------
FINANCIAL SERVICES 1.2%
Fannie Mae .................................................  United States        27,000        1,722,938
*Security Capital Group, wts. ..............................  United States        13,795           50,869
                                                                                              ------------
                                                                                                 1,773,807
                                                                                              ------------
FOREST PRODUCTS & PAPER 2.3%
Georgia-Pacific Corp. ......................................  United States        17,200        1,009,425
Georgia-Pacific Timber Group................................  United States        17,200          392,375
St. Joe Paper Corp. ........................................  United States        60,000        2,047,500
                                                                                              ------------
                                                                                                 3,449,300
                                                                                              ------------

                                                                              11

PAGE


TEMPLETON GLOBAL REAL ESTATE FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES          VALUE
                                                                 -------------------------------------
COMMON STOCKS (CONT.)
LEISURE & TOURISM 1.5%
Grand Hotel Holdings Ltd. ..................................    Hong Kong       2,469,000     $    548,490
Mandarin Oriental Intl. Ltd. ...............................    Singapore       1,501,000        1,253,335
Oriental Hotel (Thailand) Public Co. Ltd., fgn. ............     Thailand          76,200          410,648
                                                                                              ------------
                                                                                                 2,212,473
                                                                                              ------------
MERCHANDISING .6%
Li & Fung Ltd. .............................................    Hong Kong          70,000          105,780
Wessel & Vett AS, C.........................................     Denmark           12,000          789,748
                                                                                              ------------
                                                                                                   895,528
                                                                                              ------------
METALS & MINING 3.1%
Anglo American Platinum Corp. Ltd. .........................   South Africa         1,208           17,210
Boehler Uddeholm AG.........................................     Austria            9,500          610,610
British Steel Plc. .........................................  United Kingdom      515,800        1,240,680
*Industrias Penoles SA......................................      Mexico          391,100        1,651,663
PT Tambang Timah (Persero)..................................    Indonesia         555,000          468,184
RGC Ltd. ...................................................    Australia         447,522          607,600
                                                                                              ------------
                                                                                                 4,595,947
                                                                                              ------------
MISCELLANEOUS MATERIALS & COMMODITIES .4%
De Beers Centenary Linked Units, Reg........................   South Africa        27,600          547,364
                                                                                              ------------
MULTI-INDUSTRY 7.5%
Cheung Kong Holdings Ltd. ..................................    Hong Kong       1,066,000        7,469,228
First Pacific Co. ..........................................    Hong Kong       1,415,300          722,045
Hutchison Whampoa Ltd. .....................................    Hong Kong         210,000        1,484,985
Metro Pacific Corp. MDI.....................................   Philippines     22,750,777          949,498
Swire Pacific Ltd., B.......................................    Hong Kong         533,800          537,764
                                                                                              ------------
                                                                                                11,163,520
                                                                                              ------------
REAL ESTATE 58.6%
+American Health Properties Inc. ...........................  United States        64,300        1,756,194
Bail Investissement.........................................      France            8,700        1,301,817
+Boston Properties Inc. ....................................  United States        65,000        2,210,000
*Canlan Investment Corp. ...................................      Canada          595,600        1,108,969
+Carramerica Realty Corp. ..................................  United States        65,000        1,933,750
*Catellus Development Corp. ................................  United States        90,000        1,631,250
+CBL & Associates Properties Inc. ..........................  United States       160,000        3,980,000
+Charles E. Smith Residential Realty Inc. ..................  United States        80,000        2,640,000
China Resources Beijing Land Ltd., 144A.....................      China           480,300          241,933
+Crescent Real Estate Equities Co. .........................  United States       113,500        3,866,094
+Equity Residential Properties Trust........................  United States       100,000        4,793,750
+Federal Realty Investment Trust............................  United States        33,000          816,750
+General Growth Properties..................................  United States       104,000        3,796,000
+Health Care Property Investors Inc. .......................  United States        30,000        1,113,750
+Highwoods Properties Inc., REIT............................  United States       127,800        4,449,038
Inversiones y Representacion SA.............................    Argentina         338,051        1,173,636

 12

PAGE


TEMPLETON GLOBAL REAL ESTATE FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY         SHARES          VALUE
                                                                 -------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE (CONT.)
Inversiones y Representacion SA, GDR........................    Argentina             832     $     29,016
+LTC Properties Inc. .......................................  United States       226,000        4,689,500
+Nationwide Health Properties Inc. .........................  United States       122,000        3,225,375
New Asia Realty and Trust Co. Ltd., A.......................    Hong Kong         388,000          781,763
New World Development Co. Ltd. .............................    Hong Kong         747,632        2,756,848
+*Northstar Capital Investment Corp. .......................  United States        95,000        1,947,500
+Omega Healthcare Investors Inc. ...........................  United States        57,184        2,219,442
PT Jaya Properties..........................................    Indonesia       3,874,500          205,630
++Revenue Property Ltd. ....................................      Canada        3,294,739        7,639,304
Rouse Co. ..................................................  United States       156,300        5,196,975
Ryoden Development Ltd. ....................................    Hong Kong       3,650,000          612,851
+Security Capital Industrial Trust..........................  United States        93,808        2,274,844
+Security Capital Pacific Trust, SBI........................  United States       179,111        4,108,359
*Security Capital US Realty.................................    Luxembourg        232,000        3,224,800
+Summit Properties Inc., REIT...............................  United States        91,300        1,848,825
Taylor Woodrow Plc. ........................................  United Kingdom      315,802        1,061,379
Union du Credit Bail Immobilier Unibail.....................      France           26,850        2,931,579
+Weeks Corp. ...............................................  United States       135,000        4,455,000
Westfield Trust, units......................................    Australia         784,365        1,693,242
                                                                                              ------------
                                                                                                87,715,163
                                                                                              ------------
TELECOMMUNICATIONS .4%
Telecomunicacoes Brasileiras SA (Telebras)..................      Brazil        6,664,000          660,356
                                                                                              ------------
TRANSPORTATION 2.2%
East Japan Railway Co. .....................................      Japan               180          852,181
Florida East Coast Industries Inc. .........................  United States        11,000        1,199,000
Peninsular & Oriental Steam Navigation Co. .................  United Kingdom      102,523        1,317,472
                                                                                              ------------
                                                                                                 3,368,653
                                                                                              ------------
UTILITIES ELECTRICAL & GAS 3.3%
*Korea Electric Power Corp. ................................   South Korea         80,440        1,073,847
*Mosenergo, ADR.............................................      Russia           18,873          750,202
National Grid Group Plc. ...................................  United Kingdom      199,070        1,124,930
National Power Plc. ........................................  United Kingdom      192,378        1,996,740
                                                                                              ------------
                                                                                                 4,945,719
                                                                                              ------------
TOTAL COMMON STOCKS (COST $115,302,352).....................                                   137,961,593
                                                                                              ------------
PREFERRED STOCKS 4.1%
Baumax AG, pfd..............................................     Austria           36,907          630,144
Cia Vale do Rio Doce, pfd. .................................      Brazil           30,800          670,424
Cia Vale do Rio Doce, ADR, pfd., A..........................      Brazil           31,200          679,131

                                                                              13

PAGE


TEMPLETON GLOBAL REAL ESTATE FUND
STATEMENT OF INVESTMENTS, FEBRUARY 28, 1998 (UNAUDITED) (CONT.)


PREFERRED STOCKS (CONT.)


                                                                 COUNTRY         SHARES          VALUE
                                                                 -------------------------------------
PREFERRED STOCKS (CONT.)
Equity Residential Properties Trust, conv., pfd., G.........  United States        40,000     $  1,000,000
Nacional Financiera SA, conv., pfd., 11.25%, 5/15/98........      Mexico           15,700          780,094
Petrobras Distribuidora SA, pfd.............................      Brazil       38,683,700          677,731
Petroleo Brasileiro SA (Petrobras), pfd. ...................      Brazil        7,301,000        1,653,812
                                                                                              ------------
TOTAL PREFERRED STOCKS (COST $6,984,035)....................                                     6,091,336
                                                                                              ------------

                                                                               PRINCIPAL
                                                                                AMOUNT**
                                                                               ----------
BONDS 2.5%
Italy Govt., conv., 5.00%, 6/28/01..........................      Italy        $1,345,000        2,163,769
Metro Pacific Capital, conv., 144A, 2.50%, 4/11/03..........   Philippines        175,000          128,625
++Revenue Property Ltd., conv., 6.00%, 3/01/04..............      Canada        1,400,000        1,365,000
                                                                                              ------------
TOTAL BONDS (COST $2,957,172)...............................                                     3,657,394
                                                                                              ------------
SHORT TERM INVESTMENTS 1.6%
Fannie Mae, 5.50% to 5.54%, with maturities to 3/26/98......  United States       176,000          175,643
Federal Farm Credit Banks, 5.47% to 5.55%,
  with maturities to 6/02/98................................  United States     2,053,000        2,052,775
Federal Home Loan Mortgage Corp., 5.37% to 5.41%,
  with maturities to 3/31/98................................  United States       233,000          232,206
                                                                                              ------------
TOTAL SHORT TERM INVESTMENTS (COST $2,461,001)..............                                     2,460,624
                                                                                              ------------
TOTAL INVESTMENTS (COST $127,704,560) 100.4%................                                   150,170,947
OTHER ASSETS, LESS LIABILITIES (.4%)........................                                      (618,035)
                                                                                              ------------
TOTAL NET ASSETS 100.0%.....................................                                  $149,552,912
                                                                                              ============

*Non-income producing.
**Securities traded in U.S. dollars.
+Real Estate Investment Trust (37.5% of total net assets).
++Affiliated issuers (See Note 6).

 14                    See Notes to Financial Statements.


PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value (cost $127,704,560)....    $150,170,947
 Receivables:
  Fund shares sold..........................................         157,320
  Dividends and interest....................................         336,926
                                                                ------------
      Total assets..........................................     150,665,193
                                                                ------------
Liabilities:
 Payables:
  Investment securities purchased...........................         215,000
  Fund shares redeemed......................................         563,218
  To affiliates.............................................         167,655
 Distributions to shareholders..............................          23,931
 Funds advanced by custodian................................           4,623
 Other liabilities..........................................         137,854
                                                                ------------
      Total liabilities.....................................       1,112,281
                                                                ------------
Net assets, at value........................................    $149,552,912
                                                                ============
Net assets consist of:
 Undistributed net investment income........................    $    202,478
 Net unrealized appreciation................................      22,466,387
 Accumulated net realized gain..............................       5,118,966
 Beneficial shares..........................................     121,765,081
                                                                ------------
Net assets, at value........................................    $149,552,912
                                                                ============
CLASS I:
 Net asset value per share ($140,885,599 / 8,830,062 shares
  outstanding)..............................................          $15.96
                                                                ============
 Maximum offering price per share ($15.96 / 94.25%).........          $16.93
                                                                ============
CLASS II:
 Net asset value per share ($8,667,313 / 547,568 shares
  outstanding)*.............................................          $15.83
                                                                ============
 Maximum offering price per share ($15.83 / 99.00%).........          $15.99
                                                                ============

*Redemption price per share is equal to net asset value less any applicable sales charge.
                       See Notes to Financial Statements.
                                                                              15

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $68,375)
 Dividends..................................................    $2,169,140
 Interest...................................................       263,246
                                                                ----------
      Total investment income...............................                     $ 2,432,386
Expenses:
 Management fees (Note 3)...................................       570,388
 Administrative fees (Note 3)...............................       114,077
 Distribution fees (Note 3)
       Class I..............................................       179,455
       Class II.............................................        43,214
 Transfer agent fees (Note 3)...............................       105,773
 Custodian fees.............................................        28,547
 Reports to shareholders....................................        54,200
 Registration and filing fees...............................        19,000
 Professional fees (Note 3).................................        35,987
 Trustees' fees and expenses................................         6,000
 Other......................................................           422
                                                                ----------
      Total expenses........................................                       1,157,063
                                                                                 -----------
            Net investment income...........................                       1,275,323
                                                                                 -----------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments...............................................     6,375,459
  Foreign currency transactions.............................       (26,889)
                                                                ----------
     Net realized gain......................................                       6,348,570
     Net unrealized depreciation on investments.............                      (6,958,600)
                                                                                 -----------
Net realized and unrealized loss............................                        (610,030)
                                                                                 -----------
Net increase in net assets resulting from operations........                     $   665,293
                                                                                 ===========

                       See Notes to Financial Statements.
 16

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   SIX MONTHS
                                                                      ENDED
                                                                FEBRUARY 28, 1998        YEAR ENDED
                                                                   (UNAUDITED)         AUGUST 31, 1997
                                                                --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................      $  1,275,323          $  3,760,069
  Net realized gain from investments and foreign currency
    transactions............................................         6,348,570             6,263,665
  Net unrealized appreciation (depreciation) on
   investments..............................................        (6,958,600)           19,072,168
                                                                  ------------------------------------
    Net increase in net assets resulting from operations....           665,293            29,095,902
 Distributions to shareholders from:
  Net investment income:
   Class I..................................................        (3,012,878)           (3,880,651)
   Class II.................................................          (118,814)             (148,294)
  Net realized gains:
   Class I..................................................        (1,184,033)                   --
   Class II.................................................           (71,426)                   --
 Capital share transactions (Note 2):
   Class I..................................................        (7,348,817)            2,081,128
   Class II.................................................           (70,707)            2,396,525
                                                                  ------------------------------------
    Net increase (decrease) in net assets...................       (11,141,382)           29,544,610
Net assets:
 Beginning of period........................................       160,694,294           131,149,684
                                                                  ------------------------------------
 End of period..............................................      $149,552,912          $160,694,294
                                                                  ====================================
Undistributed net investment income included in net assets:
 End of period..............................................      $    202,478          $  2,058,847
                                                                  ====================================

                       See Notes to Financial Statements.
                                                                              17

PAGE



TEMPLETON GLOBAL REAL ESTATE FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Real Estate Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks long-term capital growth by investing primarily in securities of domestic and foreign companies which are principally engaged in or related to the real estate industry or which own significant real estate assets. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. When the Fund purchases or sells foreign securities it will customarily enter into a foreign exchange contract to minimize foreign exchange risk from the trade date to the settlement date of such transactions.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

 18

PAGE


TEMPLETON GLOBAL REAL ESTATE FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.)

information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. BENEFICIAL SHARES

The Fund offers two classes of shares: Class I and Class II shares. The shares differs by their initial sales load, distribution fees, voting rights on matters affecting a single class of shares and the exchange privilege of each class.

At February 28, 1998, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 FEBRUARY 28, 1998                   AUGUST 31, 1997
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                             -------------------------------------------------------------
CLASS I SHARES:
Shares sold................................................     598,613    $  9,438,531          2,014,081    $ 30,445,208
Shares issued on reinvestment of distributions.............     239,425       3,768,692            232,731       3,281,785
Shares redeemed............................................  (1,304,761)    (20,556,040)        (2,082,833)    (31,645,865)
                                                             -------------------------------------------------------------
Net increase (decrease)....................................    (466,723)   $ (7,348,817)           163,979    $  2,081,128
                                                             =============================================================

                                                                  SIX MONTHS ENDED                      YEAR ENDED
                                                                 FEBRUARY 28, 1998                   AUGUST 31, 1997
                                                             -------------------------------------------------------------
                                                               SHARES         AMOUNT              SHARES         AMOUNT
                                                             -------------------------------------------------------------
CLASS II SHARES:
Shares sold................................................      64,147    $  1,008,377            301,806    $  4,542,020
Shares issued on reinvestment of distributions.............      10,567         164,828              9,139         128,318
Shares redeemed............................................     (79,056)     (1,243,912)          (144,901)     (2,273,813)
                                                             -------------------------------------------------------------
Net increase (decrease)....................................      (4,342)   $    (70,707)           166,044    $  2,396,525
                                                             =============================================================

                                                                              19

PAGE


TEMPLETON GLOBAL REAL ESTATE FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Fund are also officers or directors of Templeton Global Advisors Ltd. (TGAL), Franklin Templeton Services, Inc. (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, Inc. (Investors Services), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays an investment management fee to TGAL of 0.75% per year of the average daily net assets of the Fund. The Fund pays an administrative fee to FT Services based on the Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.25% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Under the Class I distribution plan, costs exceeding the maximum may be reimbursed in subsequent periods. At February 28, 1998, unreimbursed costs were $66,295. Distributors received net commissions from sales of Fund shares, and received contingent deferred sales charges for the period of $38,174 and $1,479, respectively.

Included in professional fees are legal fees of $11,401 that were paid to a law firm in which a partner is an officer of the Fund.

4. INCOME TAXES

At August 31, 1997, the Fund had tax basis capital losses of $684,975 which may be carried over to offset future capital gains. Such losses expire August 31, 2004.

At February 28, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $127,872,473 was as follows:

Unrealized appreciation.....................................  $ 38,611,945
Unrealized depreciation.....................................   (16,313,471)
                                                              ------------
Net unrealized appreciation.................................  $ 22,298,474
                                                              ============

Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

 20

PAGE


TEMPLETON GLOBAL REAL ESTATE FUND
Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended February 28, 1997 aggregated $24,476,585 and $25,048,903, respectively.

6. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The investment company act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at February 28, 1998 were:

                                            NUMBER OF                                NUMBER OF
                                           SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE       DIVIDEND INCOME
             NAME OF ISSUER               AUG. 31, 1997   ADDITIONS   REDUCTIONS   FEB. 28, 1998   FEB. 28, 1998   9/1/97-2/28/98
----------------------------------------------------------------------------------------------------------------------------------
Revenue Property Ltd. ..................    3,294,739        --          --          3,249,739      $ 7,639,304           --
Revenue Property Ltd., conv., 6.00%,
 3/01/04................................    1,400,000        --          --          1,400,000        1,365,000           --
Sundance Homes Inc. ....................      690,000        --          --            690,000        1,725,000           --
                                                                                                   -------------------------------
TOTAL AFFILIATES........................                                                            $10,729,304          $--
                                                                                                   ===============================

                                           REALIZED
                                            CAPITAL
             NAME OF ISSUER                  GAINS
---------------------------------------------------
Revenue Property Ltd. ..................       --
Revenue Property Ltd., conv., 6.00%,
 3/01/04................................       --
Sundance Homes Inc. ....................       --
                                          ---------
TOTAL AFFILIATES........................      $--
                                          =========

                                                                              21


PAGE


LITERATURE REQUEST
For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Fund Information, toll free, at 1-800/DIAL BEN (1-800/342-5236). Please read the prospectus carefully before you invest or send money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Templeton Developing
 Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
Templeton Global
 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Franklin Templeton German
 Government Bond Fund
Franklin Templeton Global
 Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Hard
 Currency Fund
Franklin Templeton High Income
 Currency Fund
Templeton Americas Government
 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap
 Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
Franklin Convertible
 Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund*
Franklin Natural Resources Fund
Franklin Real Estate
 Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Financial Services Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

Fund Allocator Series
Franklin Templeton Conservative
 Target Fund
Franklin Templeton Moderate
 Target Fund
Franklin Templeton Growth
 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
Franklin Adjustable U.S.
 Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment Grade
 Income Fund
Franklin Short-Intermediate
 U.S. Government Securities Fund
Franklin U.S. Government
 Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

For Corporations
Franklin Corporate Qualified
 Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)


* These funds are now closed to new accounts, with the exception of retirement accounts.

** Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

*** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+ Portfolio of insured municipal securities.

++ Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC.

PAGE


PRINCIPAL UNDERWRITER
Franklin/Templeton Distributors, Inc.
777 Mariners Island Blvd.
San Mateo, California 94404-1585

SHAREHOLDER SERVICES
1-800/632-2301

FUND INFORMATION
1-800/342-5236

This report must be preceded or accompanied by the current prospectus for the Templeton Global Real Estate Fund, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded, and accessed. These calls can be determined by the presence of a regular beeping tone.

[RECYCLE LOGO] Printed on recycled paper

410 S98 04/98